Acquisitions and Divestitures - Sale of non-controlling interest in Brit (Details) - Brit $ in Millions	Aug. 27, 2021 USD ($)
Acquisitions and Divestitures
Proportion of non-controlling interests issued	13.90%
Dividends received by Fairfax from subsidiary related to sale of interests in subsidiary	$ 375.0
Gain on call option received recognized in equity	$ 115.4